CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net income	$ 11,003	68,552	3,510	12,325
Foreign currency translation loss	(380)	(2,370)	(15,004)	(10,572)
Unrealized loss on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)
Comprehensive (loss) income	8,274	51,545	(20,547)	(5,310)
Less: comprehensive (loss) income attributable to the non-controlling interest		3	(15)
Comprehensive (loss) income attributable to the Company	$ 8,274	51,542	(20,532)	(5,310)